Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000020055 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020055 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.24%
C000020055 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.88%
C000020055 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020055 | Communications
Holdings [Line Items]
Percent of Total Investments	5.29%
C000020055 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.71%
C000020055 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.82%
C000020055 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000020055 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.89%
C000020055 | Energy
Holdings [Line Items]
Percent of Total Investments	11.69%
C000020055 | Financial
Holdings [Line Items]
Percent of Total Investments	13.01%
C000020055 | Government
Holdings [Line Items]
Percent of Total Investments	3.93%
C000020055 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000020055 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.67%
C000020055 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.22%
C000020055 | Other
Holdings [Line Items]
Percent of Total Investments	25.66%
C000020055 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.70%
C000020053 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020053 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.15%
C000020053 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.43%
C000020053 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.53%
C000020053 | Energy
Holdings [Line Items]
Percent of Total Investments	6.88%
C000020053 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.54%
C000020053 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.26%
C000020053 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000020053 | Financials
Holdings [Line Items]
Percent of Total Investments	25.12%
C000020053 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020053 | Materials
Holdings [Line Items]
Percent of Total Investments	5.29%
C000020053 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.22%
C000020053 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.49%
C000020057 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020057 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.39%
C000020057 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.11%
C000020057 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.96%
C000020057 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.93%
C000020057 | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.07%
C000020057 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.66%
C000020057 | Financials
Holdings [Line Items]
Percent of Total Investments	12.21%
C000020057 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.67%
C000087850 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000087850 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.37%
C000087850 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.36%
C000087850 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.76%
C000087850 | Health Care
Holdings [Line Items]
Percent of Total Investments	24.69%
C000087850 | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.23%
C000087850 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.25%
C000087850 | Financials
Holdings [Line Items]
Percent of Total Investments	5.41%
C000087850 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.93%
C000020054 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020054 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.44%
C000020054 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.38%
C000020054 | Energy
Holdings [Line Items]
Percent of Total Investments	3.12%
C000020054 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.28%
C000020054 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.22%
C000020054 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.34%
C000020054 | Financials
Holdings [Line Items]
Percent of Total Investments	21.10%
C000020054 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.19%
C000020054 | Materials
Holdings [Line Items]
Percent of Total Investments	5.33%
C000020054 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020056 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020056 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.19%
C000020056 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.72%
C000020056 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.36%
C000020056 | Energy
Holdings [Line Items]
Percent of Total Investments	7.08%
C000020056 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.11%
C000020056 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.13%
C000020056 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.61%
C000020056 | Financials
Holdings [Line Items]
Percent of Total Investments	29.12%
C000020056 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.39%
C000020056 | Materials
Holdings [Line Items]
Percent of Total Investments	3.06%
C000020056 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.46%
C000020056 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.77%
C000139705 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000139705 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.89%
C000139705 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000139705 | Communications
Holdings [Line Items]
Percent of Total Investments	2.14%
C000139705 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.02%
C000139705 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.03%
C000139705 | Energy
Holdings [Line Items]
Percent of Total Investments	9.87%
C000139705 | Financial
Holdings [Line Items]
Percent of Total Investments	22.94%
C000139705 | Government
Holdings [Line Items]
Percent of Total Investments	4.55%
C000139705 | Industrial
Holdings [Line Items]
Percent of Total Investments	3.90%
C000139705 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.72%
C000139705 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.58%
C000139705 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	0.73%
C000139705 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	11.91%
C000139705 | Technology
Holdings [Line Items]
Percent of Total Investments	1.82%
C000087852 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000087852 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	2.02%
C000087852 | Communications
Holdings [Line Items]
Percent of Total Investments	1.40%
C000087852 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.60%
C000087852 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087852 | Energy
Holdings [Line Items]
Percent of Total Investments	5.40%
C000087852 | Financial
Holdings [Line Items]
Percent of Total Investments	15.22%
C000087852 | Government
Holdings [Line Items]
Percent of Total Investments	14.33%
C000087852 | Industrial
Holdings [Line Items]
Percent of Total Investments	2.05%
C000087852 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.74%
C000087852 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.08%
C000087852 | Mortgage Securities
Holdings [Line Items]
Percent of Total Investments	32.72%
C000087852 | Technology
Holdings [Line Items]
Percent of Total Investments	1.44%
C000087852 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.60%
C000020060 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020060 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.48%
C000020060 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.57%
C000020060 | Energy
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020060 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.49%
C000020060 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020060 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.18%
C000020060 | Financials
Holdings [Line Items]
Percent of Total Investments	20.40%
C000020060 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.87%
C000020060 | Materials
Holdings [Line Items]
Percent of Total Investments	5.82%
C000020060 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.62%
C000020060 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.17%